Share-Based Payments and Long-term Incentive Plan - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment and LTIP expense	$ 14.6	$ 5.5
Accrued expenses and other payables	$ 237.2	$ 214.4
Weighted Average Exercise Price		$ 0.001
Number of options granted		10,000
Number of options vested		0
Number of options forfeited	900
Outstanding options balance	9,100
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense	$ 9.8	$ 5.5
Retention shares or units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense	4.8
Long-term incentive plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accrued expenses and other payables	20.0	$ 7.6
Management equity plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated compensation expense	35.0
Unrecognized compensation expense	0.0
Fair value if vested at period end	$ 41.3